Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of offsetting of financial liabilities [abstract]
Summary of other financial assets	Other financial assets

	2023			2022
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	14	40	54	39	28	67
Derivatives related to net debt	87	—	87	2	—	2
Equity shares and quoted funds	163	18	181	154	68	222
Other investments, including loans(a)	217	1,060	1,277	211	2,064	2,275
Total other financial assets	481	1,118	1,599	406	2,160	2,566
(a)Current “Other investments, including loans” includes US$877 million (2022: US$1,998 million) of highly liquid financial assets held in a separately managed portfolio of fixed income instruments classified as held for trading and included within our net debt definition.

Summary of other financial liabilities	Other financial liabilities

	2023			2022
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	198	68	266	220	61	281
Derivatives related to net debt	315	201	516	684	8	692
Other financial liabilities	—	4	4	—	—	—
Total other financial liabilities	513	273	786	904	69	973